Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule Of Changes In The Amount Of Accumulated Other Comprehensive Loss
The changes in the amount of accumulated other comprehensive loss are as follows:

	Foreign currency translation effects net of tax -1-	Unrecognized pension obligations, net of tax -1-	Total
Balance January 1, 2013	(27,324)	(1,618)	(28,942)
Realization deferred accumulative translation result following the sale of the 12% share of ASMPT	23,053	—	23,053
Deconsolidation ASMPT	—	1,597	1,597
Proportionate share other comprehensive income investments and associates	—	480	480
Foreign currency translation effect on translation of foreign operations	(84,086)	—	(84,086)
Actuarial loss	—	(224)	(224)
Balance December 31, 2013	(88,357)	235	(88,122)
Foreign currency translation effect on translation of foreign operations	143,270	—	143,270
Actuarial loss	—	(24)	(24)
Proportionate share other comprehensive income investments and associates	—	(2,179)	(2,179)
Balance December 31, 2014	54,913	(1,968)	52,945

1-Other comprehensive income (loss) items may be subsequently reclassified to profit or loss.